Accrued Expenses and Other Current Liabilities (Tables) - BFLY Operations Inc	12 Months Ended
Dec. 31, 2020
Schedule of accrued expenses and other current liabilities

	2020	2019
Employee compensation	$5,968	$2,208
Customer deposits	1,171	1,171
Accrued warranty liability	646	876
Non-income tax	3,695	1,646
Professional fees	5,432	484
Vendor settlements	2,975	—
Other	1,921	566
Total other current liabilities	$21,808	$6,951

Schedule of warranty expense activity

	2020	2019
Balance, beginning of period	$876	$133
Warranty provision charged to operations	2,498	2,203
Warranty claims	(1,548)	(1,460)
Balance, end of period	$1,826	$876